FINANCIAL EXPENSES (INCOME), NET (Tables)	6 Months Ended
Jun. 30, 2016
FINANCIAL EXPENSES, NET [Abstract]
Schedule of Financial Expenses (Income)
	Six months ended June 30,
	2016	2015
	Unaudited
Financial income:

Revaluation of liabilities presented at fair value	(86)	$-
Hedging	(3)	(82)
Exchange rate differences and other	(119)	(42)

	(208)	(124)
Financial expenses:

Revaluation of liabilities presented at fair value	-	59
Exchange rate differences and other	105	170
Accretion of contingent consideration	23	130

	128	359

	(80)	$235